1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com +1 202 261 3458 Direct

February 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (“Registrant”)
File Nos. 033-07647 and 811-04782
Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 205 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 206 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectuses and Statements of Additional Information. In addition, this filing is being made on behalf of the HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, and HSBC U.S. Treasury Money Market Fund (the “Funds”) for the purpose of registering Intermediary Shares and Intermediary Service Shares of the Funds. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll